Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Assets:
Total assets	¥ 280,886,326	¥ 253,661,077	¥ 230,559,276
LIABILITIES AND EQUITY
Total liabilities	265,604,985	240,909,633
Total shareholders' equity	14,679,065	12,205,040
Total liabilities and equity	280,886,326	253,661,077
MUFG [Member]
Assets:
Cash and interest-earning deposits with banking subsidiaries	71,675	130,338
Investments in subsidiaries and affiliated companies	16,651,467	14,439,803
Investments in subsidiaries and affiliated companies, Banking subsidiaries	12,653,292	11,104,470
Investments in subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	3,998,175	3,335,333
Loans to subsidiaries	190,000
Loans to subsidiaries, Banking subsidiaries	150,000
Loans to subsidiaries, Non-banking subsidiaries	40,000
Other assets	167,628	64,808
Total assets	17,080,770	14,634,949
LIABILITIES AND EQUITY
Short-term borrowings from banking subsidiaries	1,824,448	1,917,647
Long-term debt from non-banking subsidiaries and affiliated companies	254,438	384,445
Long-term debt	190,057	78
Other liabilities	132,762	127,739
Total liabilities	2,401,705	2,429,909
Total shareholders' equity	14,679,065	12,205,040
Total liabilities and equity	¥ 17,080,770	¥ 14,634,949